Convertible Preference Shares of Subsidiary (Detail) - Transactions, along with the issuance of Series C CPS (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
07/18/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	$ 1,000,000	$ 1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
11/27/2008 [Member] | Series A CPS [Member]
Number of CPS (in Shares)	444,444	444,444
Initial Investor	MTDC	MTDC
Gross Proceeds	1,000,000	1,000,000
Issuance Costs	(30,000)	(30,000)
Net Cash Proceeds	970,000	970,000
Exchange Date	-	-
CPS Outstanding (in Shares)		444,444	444,444
06/08/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(19,393)	(19,393)
Exchange Gain (Loss)	(18,029)	(18,029)
Net Cash Proceeds	212,578	212,578
Exchange Date	08/17/2010	08/17/2010
03/09/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	111,111	111,111
Initial Investor	EEV	EEV
Gross Proceeds	250,000	250,000
Issuance Costs	(8,929)	(8,929)
Exchange Gain (Loss)	(3,005)	(3,005)
Net Cash Proceeds	238,066	238,066
Exchange Date	08/17/2010	08/17/2010
09/23/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(7,500)	(7,500)
Net Cash Proceeds	492,500	492,500
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
05/13/2010 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	222,222	222,222
Initial Investor	PMSB	PMSB
Gross Proceeds	500,000	500,000
Issuance Costs	(5,000)	(5,000)
Net Cash Proceeds	495,000	495,000
Exchange Date	-	-
CPS Outstanding (in Shares)		222,222	222,222
09/18/2009 [Member] | Series B CPS [Member]
Number of CPS (in Shares)	188,057	188,057
Initial Investor	KMP	KMP
Gross Proceeds	423,128	423,128
Issuance Costs	(11,319)	(11,319)
Net Cash Proceeds	411,809	411,809
Exchange Date	09/29/2010	09/29/2010
03/10/2011 [Member] | Series C CPS [Member]
Number of CPS (in Shares)	3,233,734	3,233,734
Initial Investor	MTDC	MTDC
Gross Proceeds	5,000,000	5,000,000
Issuance Costs	(6,272)	(6,272)
Exchange Gain (Loss)	58,575	58,575
Net Cash Proceeds	5,052,303	5,052,303
Exchange Date	-	-
CPS Outstanding (in Shares)		3,233,734	3,233,734
Subtotal [Member]
Number of CPS (in Shares)	1,743,611	1,743,611
Gross Proceeds	3,923,128	3,923,128
Issuance Costs	(112,141)	(112,141)
Exchange Gain (Loss)	(21,034)	(21,034)
Net Cash Proceeds	3,789,953	3,789,953
CPS Outstanding (in Shares)		1,333,332	1,333,332
Convertible Preferred Stock [Member]
Number of CPS (in Shares)	4,977,345	4,977,345
Gross Proceeds	8,923,128	8,923,128
Issuance Costs	(118,413)	(118,413)
Exchange Gain (Loss)	37,541	37,541
Net Cash Proceeds	$ 8,842,256	$ 8,842,256
CPS Outstanding (in Shares)		4,567,066	4,567,066